Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Group Central Fund Series II
Entity Central Index Key	0001841440
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Capital Group Central Corporate Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Capital Group Central Corporate Bond Fund
Class Name	Class M
Trading Symbol	CCBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Central Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/CCBF-M . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/CCBF-M
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 1	0.00% 2,3
1
Amount less than $1.
2
Amount less than 0.01%
3
Annualized.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2],[3]
Net Assets	$ 11,071,000,000
Holdings Count | Holding	775
Investment Company, Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11,071
Total number of portfolio holdings	775
Portfolio turnover rate	88%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.

[1]	Amount less than $1.
[2]	Amount less than 0.01%
[3]	Annualized.